PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property plant and equipment

	Works in progress	Automatic switching equipment	Transmission and other equipment (1)	Infrastructure	Buildings	Right of use - leases	Other assets	Total
Cost of PP&E (gross amount)
Balance at January 1, 2018	3,434,113	20,008,955	59,082,061	28,341,491	4,471,481		6,217,467	121,555,568
Additions	5,117,872	487	383,088	388,988	10,721		39,471	5,940,627
Write-offs	(47,465)		(45,211)	(601,087)	(3,344)		(3,403)	(700,510)
Transfers	(5,152,907)	68,518	2,672,783	2,214,139	(15,168)		212,635
Balance at December 31, 2018	3,351,613	20,077,960	62,092,721	30,343,531	4,463,690		6,466,170	126,795,685
Initial adoption of IFRS 16						8,167,932		8,167,932
Contractual changes						520,809		520,809
Additions	6,870,257		226,022	295,795	5,054	283,494	96,435	7,777,057
Write-offs	(104,781)		(61,464)	(1,059,118)		(136,734)	(421)	(1,362,518)
Transfers	(7,958,762)	135,576	5,076,356	2,463,974	39,025		243,831
Transfer to held-for-sale assets				(50,854)	(271,292)			(322,146)
Reclassified from held-for-sale assets							781	781
Balance at December 31, 2019	2,158,327	20,213,536	67,333,635	31,993,328	4,236,477	8,835,501	6,806,796	141,577,600
Accumulated depreciation
Balance at January 1, 2018		(18,648,010)	(45,677,425)	(22,230,047)	(2,758,012)		(5,253,427)	(94,566,921)
Depreciation expenses		(292,524)	(2,251,574)	(1,246,471)	(90,348)		(407,396)	(4,288,313)
Write-offs			40,387	442,589	215		1,921	485,112
Transfers		(36)	(151)	(353)	33,570		(33,030)
Balance at December 31, 2018		(18,940,570)	(47,888,763)	(23,034,282)	(2,814,575)		(5,691,932)	(98,370,122)
Depreciation expenses		(271,449)	(2,519,706)	(1,456,608)	(101,432)	(952,225)	(247,836)	(5,549,256)
Write-offs			53,452	979,614		22,315	(7,514)	1,047,867
Transfers		85	(565)	(787)	776		491
Transfer to held-for-sale assets				16,267	189,198			205,465
Reclassified from held-for-sale assets							(720)	(720)
Balance at December 31, 2019		(19,211,934)	(50,355,582)	(23,495,796)	(2,726,033)	(929,910)	(5,947,511)	(102,666,766)
PP&E, net
Balance at December 31, 2018	3,351,613	1,137,390	14,203,958	7,309,249	1,649,115		774,238	28,425,563
Balance at December 31, 2019	2,158,327	1,001,602	16,978,053	8,497,532	1,510,444	7,905,591	859,285	38,910,834
Annual depreciation rate (average)		10%	12%	10%	9%	11%	15%

(1)	Transmission and other equipment include transmission and data communication equipment.

Disclosure of quantitative information about right-of-use assets
Movements in the rights of use—leases

	Towers	Physical space	Stores	Vehicles	Real estate	Total
Balance January 1, 2019
Initial adoption of IFRS 16	7,353,507	521,523	117,480	93,615	81,807	8,167,932
Contractual changes	500,690	6,614	6,680		6,825	520,809
Additions	65,559	29,008	13,555	174,455	917	283,494
Write-offs	(35,836)	(82,091)	(8,701)	(8,804)	(1,302)	(136,734)
Balance at December 31, 2019	7,883,920	475,054	129,014	259,266	88,247	8,835,501
Accumulated depreciation
Balance at January 1, 2019
Depreciation expenses	(737,439)	(92,896)	(31,456)	(70,787)	(19,647)	(952,225)
Write-offs	13,176	3,967	1,580	3,028	564	22,315
Balance at December 31, 2019	(724,263)	(88,929)	(29,876)	(67,759)	(19,083)	(929,910)
Right of use, net
Balance at January 1, 2019
Balance at December 31, 2019	7,159,657	386,125	99,138	191,507	69,164	7,905,591